RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Restricted Cash [Abstract]
Operations	$ 93	$ 106
Credit obligations	56	64
Capital expenditures and development projects	42	6
Total(1)	191	176
Less: non-current	(52)	(23)
Current	$ 139	$ 153